Shareholder Report, Holdings (Details)	May 31, 2024
C000143747 | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143747 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143747 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143747 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143747 | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143747 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143747 | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000143747 | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000143747 | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000143747 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000167220 | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167220 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167220 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167220 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167220 | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167220 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167220 | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000167220 | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000167220 | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000167220 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000218733 | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218733 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218733 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218733 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218733 | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218733 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000218733 | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000218733 | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000218733 | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000218733 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	46.90%